575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax......

Peter J. Shea peter.shea@kattenlaw.com 212-940-6447 direct 212 894-5724 fax

Securities Act Rule 497(c)
Securities Act File No. 333-171987
1940 Act File No. 811-22524

September 9, 2011

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Precidian ETFs Trust (“Registrant”) File Nos. 333-171987 and 811-22524

Dear Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “Securities Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated July 7, 2011, for the MAXIS Nikkei 225 Index Fund series of the Registrant, as filed pursuant to Rule 497(c) under the Securities Act on July 8, 2011 (Accession Number: 0000950123-11-064671).

Please direct questions or comments relating to this filing to me at (212) 940-6447.

Very truly yours, /s/ Peter J. Shea Peter J. Shea